Income Taxes Reconciliation of Income Tax Expense (Benefit) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income tax expense at U.S. federal statutory rate			$ 512		$ 238		$ 501
State income taxes, net of federal income tax effect			59		23		59
Manufacturing activities deduction			(21)		(7)		(26)
Earnings attributable to noncontrolling interest			(16)		(15)		(10)
Other			13		7		3
Income tax expense	$ 96	$ 56	$ 547	[1]	$ 246	[2]	$ 527	[3]

[1]	The income tax expense (benefit) reflected in each column does not include any tax effect of the equity in earnings from corporate subsidiaries, but does include the tax effect of the corporate partners’ share of partnership income.
[2]	The income tax expense (benefit) reflected in each column does not include any tax effect of the equity in earnings from corporate subsidiaries, but does include the tax effect of the corporate partners’ share of partnership income.
[3]	The income tax expense (benefit) reflected in each column does not include any tax effect of the equity in earnings from corporate subsidiaries, but does include the tax effect of the corporate partners’ share of partnership income.